Operating Leases (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) ft²	Dec. 31, 2024 USD ($) ft²	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($) ft²
Operating Leases [Line Items]
Rent		$ 5,295	$ 53,451
Security deposit				$ 5,588
Annual increase rate		4.00%
HELLIMEX, S.A. [Member]
Operating Leases [Line Items]
Area of land (in Square Feet) | ft²				1,647
Rent				$ 2,714
Global Stem Cell Group, Inc. [Member]
Operating Leases [Line Items]
Area of land (in Square Feet) | ft²	1,216	1,216
Cancun Lease [Member]
Operating Leases [Line Items]
Area of land (in Square Feet) | ft²	2,863	2,863
Rent	$ 6,341	$ 6,341
Security deposit	$ 11,725	$ 11,725